Note 43 - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and central bank balances	€ 153,899	€ 138,716
Financial assets at fair value through other comprehensive income	48,612	74,931
Investments in associates	236	183
Total assets	1,258,617	1,270,004
Liabilities and equity [Abstract]
Long-term debt	162,108	169,007
Total liabilities	1,208,592	1,223,819
Total shareholders equity	41,720	40,361
Additional equity components	8,305	5,824
Total equity	50,025	46,185
Total liabilities and equity	1,258,617	1,270,004
Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	13,265	13,980
Central bank funds sold and securities purchased under resale agreements	0	0
Financial assets at fair value through profit or loss	1,083	1,533
Investment in subsidiaries	6,592	6,563
Loans	34,817	26,893
Other assets	1,396	1,095
Liabilities and equity [Abstract]
Deposits	25,927	21,470
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	570	895
Financial liabilities at fair value through profit or loss	1,493	2,003
Other short-term borrowings	27	37
Other liabilities	1,028	1,125
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	39,253	29,165
Financial assets at fair value through profit or loss	1,234	1,360
Investment in subsidiaries	21,725	23,229
Loans	36,351	38,095
Other assets	12,616	11,798
Liabilities and equity [Abstract]
Deposits	16,460	15,396
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	48,891	36,566
Financial liabilities at fair value through profit or loss	859	559
Other short-term borrowings	956	1,440
Other liabilities	5,291	6,285
Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	4,742	4,668
Central bank funds sold and securities purchased under resale agreements	7,552	7,715
Financial assets at fair value through profit or loss	430,102	468,875
Loans	352,176	313,011
Other assets	92,967	108,194
Liabilities and equity [Abstract]
Deposits	497,726	474,012
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	762	3,751
Financial liabilities at fair value through profit or loss	365,005	387,389
Other short-term borrowings	3,789	3,313
Other liabilities	€ 77,702	€ 100,571